Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 38.0%
6,955,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/2028	6,411,741
3,765,000	Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	4,168,183
6,690,000	Aptiv Corp.	3.25%	03/01/2032	6,350,152
3,920,000	Booking Holdings, Inc.	4.63%	04/13/2030	4,257,986
2,085,000	Boyd Gaming Corp.^	8.63%	06/01/2025	2,192,565
2,153,000	Brinker International, Inc.^	5.00%	10/01/2024	2,150,503
7,435,000	Brunswick Corp.	2.40%	08/18/2031	6,310,017
2,535,000	Carrols Restaurant Group, Inc.^	5.88%	07/01/2029	2,070,956
2,193,000	CCM Merger, Inc.^	6.38%	05/01/2026	2,217,595
2,290,000	Clearway Energy Operating LLC^	3.75%	02/15/2031	2,146,348
4,255,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	4,178,753
5,313,000	Conservation Fund	3.47%	12/15/2029	5,314,441
2,315,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	2,129,592
4,325,000	Crown Castle International Corp.	3.30%	07/01/2030	4,143,941
4,185,000	Darden Restaurants, Inc.	3.85%	05/01/2027	4,256,504
2,325,000	Enel Finance International NV^	2.25%	07/12/2031	2,063,195
4,675,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	4,183,806
4,050,000	Exelon Corp.	4.05%	04/15/2030	4,186,736
2,280,000	Ford Motor Co.	3.25%	02/12/2032	2,036,770
4,325,000	Fortis, Inc.	3.06%	10/04/2026	4,285,920
2,065,000	Graphic Packaging International LLC^	4.75%	07/15/2027	2,090,998
3,115,000	Hasbro, Inc.	3.90%	11/19/2029	3,130,898
2,177,000	Hawaiian Brand Intellectual Property, Ltd.^	5.75%	01/20/2026	2,181,115
1,673,000	KeHE Distributors LLC^	8.63%	10/15/2026	1,778,675
2,315,000	LBM Acquisition LLC^	6.25%	01/15/2029	2,171,250
4,085,000	Lear Corp.	4.25%	05/15/2029	4,139,120
4,020,000	Marriott International, Inc.	4.65%	12/01/2028	4,146,337
3,984,000	Marvell Technology, Inc.	4.88%	06/22/2028	4,184,280
2,520,000	Mauser Packaging Solutions Holding Co.^	7.25%	04/15/2025	2,500,596
2,280,000	Mercer International, Inc.	5.13%	02/01/2029	2,202,902
7,090,000	Micron Technology, Inc.	2.70%	04/15/2032	6,429,673
2,180,000	ModivCare, Inc.^	5.88%	11/15/2025	2,204,569
2,170,000	Novelis Corp.^	4.75%	01/30/2030	2,110,824
4,177,000	NXP BV^	3.88%	06/18/2026	4,204,280
2,255,000	Option Care Health, Inc.^	4.38%	10/31/2029	2,118,200
2,165,000	Performance Food Group, Inc.^	6.88%	05/01/2025	2,230,080
4,655,000	PerkinElmer, Inc.	2.25%	09/15/2031	4,122,861
4,550,000	Physicians Realty L.P.	2.63%	11/01/2031	4,113,578
4,160,000	PVH Corp.	4.63%	07/10/2025	4,253,354
2,375,000	Rackspace Technology Global, Inc.^	5.38%	12/01/2028	2,064,018
3,605,000	SYSCO Corp.	5.95%	04/01/2030	4,183,681
4,670,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	4,221,795
1,910,000	Terminix Co. LLC	7.45%	08/15/2027	2,171,508
4,365,000	VF Corp.	2.95%	04/23/2030	4,139,940
2,300,000	VOC Escrow, Ltd.^	5.00%	02/15/2028	2,152,663
4,305,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	4,411,863
2,175,000	Wyndham Hotels & Resorts, Inc.^	4.38%	08/15/2028	2,090,077
Total Corporate Bonds & Notes (Cost $168,814,346)				160,804,839

Mortgage Backed Securities - 36.9%
1,800,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.75%	09/15/2034	1,762,350
1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	2.00%	04/15/2036	1,235,894
4,730,046	Bayview MSR Opportunity Master Fund Trust INV5, Series 2021-5 A2#^	2.50%	11/25/2051	4,400,642
4,857,264	Bayview MSR Opportunity Master Fund Trust INV6, Series 2021-6 A1#^	3.00%	10/25/2051	4,652,698
1,259,000	BHMS, Series 2018-ATLS C (1 Month LIBOR USD + 1.90%)^	2.30%	07/16/2035	1,239,360
8,219,200	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	2.05%	09/15/2036	7,942,882
940,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.70%	11/15/2032	923,400
3,445,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	1.14%	09/15/2034	3,297,554
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.65%	12/15/2037	493,827
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.85%	12/15/2037	492,898
1,214,985	Connecticut Avenue Securities Trust, Series 2021-R01 1M1 (SOFR30A + 0.75%)^	0.85%	10/25/2041	1,206,552
3,952,924	Connecticut Avenue Securities Trust, Series 2021-R02 2M1 (SOFR30A + 0.90%)^	1.00%	11/25/2041	3,912,397
2,146,718	Connecticut Avenue Securities Trust, Series 2022-R01 1M1 (SOFR30A + 1.00%)^	1.10%	12/26/2041	2,125,947
600,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.70%	12/15/2031	582,580
1,250,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.83%	05/15/2036	1,238,334
2,950,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.00%	05/15/2036	2,919,899
4,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	3,940,922
3,984,850	FHLMC MSCR Trust, Series 2021-MN3 M1 (SOFR30A + 2.30%)^	2.40%	11/27/2051	3,865,580
765,609	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	776,495
2,000,000	FHLMC PC, Pool# RA-6805	3.00%	02/01/2052	1,961,427
1,968,808	FHLMC PC, Pool# QD-7054	3.00%	02/01/2052	1,936,902
1,994,356	FHLMC PC, Pool# QD-5888	3.50%	02/01/2052	2,004,664
1,997,207	FHLMC PC, Pool# RA-6699	3.50%	02/01/2052	2,005,874
1,997,029	FHLMC PC, Pool# QD-7450	3.00%	03/01/2052	1,958,494
1,999,862	FHLMC PC, Pool# QD-8105	3.00%	03/01/2052	1,961,332
553,355	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	14,463
1,608,247	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	159,366
1,504,443	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	144,188
220,205	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	219,755
2,953,340	FHMS, Series K-021 X1#~	1.38%	06/25/2022	30
9,288,235	FHMS, Series K-C02 X1#~	0.40%	03/25/2024	55,863
4,283,948	FHMS, Series K-038 X1#~	1.09%	03/25/2024	78,625
61,856,152	FHMS, Series K-047 X1#~	0.11%	05/25/2025	233,049
8,583,013	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	248,242
19,113,496	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	466,912
10,294,013	FHMS, Series K-734 X1#~	0.65%	02/25/2026	215,910
6,599,961	FHMS, Series K-735 X1#~	0.96%	05/25/2026	221,837
8,372,551	FHMS, Series K-736 X1#~	1.31%	07/25/2026	369,729
655,403	FHMS, Series K-058 X1#~	0.92%	08/25/2026	22,498
2,991,633	FHMS, Series K-C04 X1#~	1.26%	12/25/2026	112,348
6,112,692	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	201,518
1,326,023	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	40,978
7,451,334	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	289,097
6,000,000	FHMS, Series K-739 XAM#~	1.57%	09/25/2027	450,208
16,500,000	FHMS, Series K-740 XAM#~	1.11%	10/25/2027	904,363
9,822,697	FHMS, Series K-070 X1#~	0.33%	11/25/2027	164,674
293,948	FHMS, Series Q-006 APT1#	2.89%	04/25/2028	293,922
4,963,763	FHMS, Series K-087 X1#~	0.36%	12/25/2028	111,018
3,984,800	FHMS, Series K-092 X1#~	0.71%	04/25/2029	174,139
5,490,796	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	263,016
3,535,049	FHMS, Series K-094 X1#~	0.88%	06/25/2029	190,620
4,492,362	FHMS, Series K-103 X1#~	0.64%	11/25/2029	188,862
4,800,000	FHMS, Series K-110 XAM#~	1.87%	04/25/2030	619,784
4,750,000	FHMS, Series K-111 XAM#~	1.80%	05/25/2030	597,657
6,238,500	FHMS, Series K-114 XAM#~	1.34%	06/25/2030	589,416
9,300,000	FHMS, Series K-115 XAM#~	1.55%	07/25/2030	1,020,205
125,890	FHMS, Series Q-010 APT1#	2.61%	04/25/2046	125,855
1,792,986	FHMS, Series Q-007 APT2#	3.31%	10/25/2047	1,793,591
990,348	FHMS, Series Q-013 APT1#	1.20%	05/25/2050	961,144
1,000,000	FNMA, Pool# AN1614	2.47%	06/01/2026	999,728
1,359,606	FNMA, Pool# AN3755	2.92%	12/01/2026	1,363,965
524,342	FNMA, Pool# MA2897	3.00%	02/01/2037	523,948
254,388	FNMA, Pool# 467095	5.90%	01/01/2041	278,657
167,850	FNMA, Pool# 469130	4.87%	10/01/2041	179,115
190,353	FNMA, Pool# BH7686	4.50%	12/01/2047	199,389
72,923	FNMA, Pool# BK5105	5.50%	05/01/2048	78,278
109,308	FNMA, Pool# BK8032	5.50%	06/01/2048	117,970
70,151	FNMA, Pool# BN0202	5.50%	09/01/2048	74,877
109,353	FNMA, Pool# BN4936	5.50%	12/01/2048	116,750
108,551	FNMA, Pool# BN4921	5.50%	01/01/2049	115,748
2,971,283	FNMA, Pool# FM8754	3.00%	09/01/2051	2,933,269
1,989,684	FNMA, Pool# BU8027	3.00%	12/01/2051	1,951,296
1,989,650	FNMA, Pool# CB2909	3.50%	02/01/2052	1,997,334
2,097,902	FNMA, Pool# BV4532	3.50%	03/01/2052	2,112,118
2,999,670	FNMA REMIC Trust, Series 2021-M20 A1#	1.84%	10/25/2031	2,877,671
19,274,731	FNMA REMIC Trust, Series 2019-M23 X3#~	0.28%	10/27/2031	400,810
6,816,156	FNMA REMIC Trust, Series 2021-95 WI#~	1.75%	05/25/2035	366,277
243,015	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	252,427
1,295,779	FNMA REMIC Trust, Series 2020-10 Q	3.00%	03/25/2050	1,277,329
1,146,434	FNMA REMIC Trust, Series 2021-01 PA	1.00%	11/25/2050	1,039,293
3,544,497	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	512,016
4,250,000	FNMA, 3.50%, Due TBA May	3.50%	05/15/2052	4,246,597
16,500,000	FNMA, 4.00%, Due TBA May	4.00%	05/15/2052	16,799,758
2,000,000	FREMF Mortgage Trust, Series 2019-K102 B#^	3.53%	10/25/2029	1,943,046
2,019,176	FREMF Mortgage Trust, Series 2020-KF75 B (1 Month LIBOR USD + 2.25%)^	2.49%	12/26/2029	1,997,321
2,371,400	FREMF Mortgage Trust, Series 2020-KF76 B (1 Month LIBOR USD + 2.75%)^	2.99%	01/25/2030	2,359,420
3,325,000	FREMF Mortgage Trust, Series 2015-K47 B#^	3.59%	06/25/2048	3,285,153
1,785,000	FREMF Mortgage Trust, Series 2017-K64 B#^	3.99%	05/25/2050	1,787,543
1,500,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.05%	02/25/2051	1,515,565
2,000,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	2,019,398
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.76%	09/25/2052	746,730
2,020,000	FREMF Mortgage Trust, Series 2020-K105 B#^	3.53%	03/25/2053	1,959,370
296,699	GNMA, Pool# 723334X	5.00%	09/15/2039	326,638
4,036,733	GNMA Pool, Pool# CM0214H (1 Year CMT Rate + 2.09%)	2.78%	02/20/2072	4,402,215
4,077,556	GNMA Pool, Pool# CM0231H (1 Year CMT Rate + 2.12%)	3.02%	02/20/2072	4,406,309
2,381,821	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	5.75%	11/20/2047	378,341
976,469	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	954,214
1,903,150	GNMA REMIC Trust, Series 2021-136 BD	2.00%	08/20/2051	1,816,559
995,064	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	950,599
473,629	GNMA REMIC Trust, Series 2014-45 B1#~	0.65%	07/16/2054	8,384
249,873	GNMA REMIC Trust, Series 2014-135 I0#~	0.42%	01/16/2056	5,456
266,893	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	7,159
481,080	GNMA REMIC Trust, Series 2016-40 I0#~	0.62%	07/16/2057	13,291
399,102	GNMA REMIC Trust, Series 2016-56 I0#~	0.98%	11/16/2057	18,776
528,527	GNMA REMIC Trust, Series 2016-98 I0#~	0.90%	05/16/2058	24,733
4,719,282	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	4,078,997
1,991,071	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	1,969,655
1,000,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	2.00%	09/17/2029	981,377
2,000,000	Mello Warehouse Securitization Trust, Series 2021-2 A (1 Month LIBOR USD + 0.75%)^	1.21%	04/26/2055	1,991,817
1,500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	1,404,675
600,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	593,668
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	962,818
2,201,542	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	2,097,618
Total Mortgage Backed Securities (Cost $158,772,337)				156,203,251

Asset Backed Securities - 15.4%
540,000	American Homes 4 Rent, Series 2014-SFR2 D^	5.15%	10/17/2036	546,726
2,000,000	American Homes 4 Rent, Series 2014-SFR3 B^	4.20%	12/18/2036	2,002,088
520,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	520,142
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2020-2 C	1.48%	02/18/2026	976,509
2,196,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	2,078,370
2,255,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	2,130,212
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	489,671
520,365	Dext ABS LLC, Series 2020-1 A^	1.46%	02/16/2027	517,642
1,477,483	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	1,446,156
540,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	514,830
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	1,005,732
1,320,000	Drive Auto Receivables Trust, Series 2020-1 D	2.70%	05/15/2027	1,315,936
5,200,000	Dryden 64 CLO Ltd., Series 2018-64A A (3 Month LIBOR USD + 0.97%)^	1.21%	04/18/2031	5,162,965
1,500,000	Exeter Automobile Receivables Trust, Series 2019-3A D^	3.11%	08/15/2025	1,502,797
759,027	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	759,837
1,064,032	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	1,036,640
146,119	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	145,816
1,000,000	GM Financial Automobile Leasing Trust, Series 2021-2 C	1.01%	05/20/2025	962,881
2,887,383	GoodLeap Sustainable Home Solutions Trust, Series 2021-4 A^	1.93%	07/20/2048	2,625,002
2,285,087	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	2,101,512
750,000	HPEFS Equipment Trust, Series 2020-1A C^	2.03%	02/20/2030	747,433
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	993,590
1,380,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	1,316,030
2,199,685	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.69%	03/19/2037	2,196,649
2,212,178	JPMorgan Chase Bank NA - CACLN, Series 2021-2 B^	0.89%	12/25/2028	2,171,684
2,397,350	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	2,329,975
4,000,000	Magnetite XXVI Ltd., Series 2020-26A A1R (3 Month LIBOR USD + 1.12%)^	1.38%	07/25/2034	3,959,540
1,226,797	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	1,222,365
475,079	Newtek Small Business Loan Trust, Series 2018-1 A (PRIME + -0.55%)^	2.95%	02/25/2044	473,482
5,000,000	Octagon Investment Partners 54, Ltd., Series 2021-1A A1 (3 Month LIBOR USD + 1.12%)^	1.36%	07/17/2034	4,951,250
640,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	621,651
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A D^	3.01%	08/15/2025	996,061
790,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	793,017
364,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	345,766
2,700,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	2,535,903
5,800,000	Symphony CLO XIX, Ltd., Series 2018-19A A (3 Month LIBOR USD + 0.96%)^	1.20%	04/16/2031	5,765,670
2,180,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	2,109,279
73,775	Theorem Funding Trust, Series 2020-1A A^	2.48%	10/15/2026	73,794
3,000,000	Vantage Data Centers Issuer LLC, Series 2020-1A A2^	1.65%	09/15/2045	2,798,178
1,000,000	Westlake Automobile Receivables Trust, Series 2020-2A C^	2.01%	07/15/2025	997,710
Total Asset Backed Securities (Cost $67,129,579)				65,240,491

U.S. Treasury Notes - 8.7%
24,615,000	United States Treasury Note	0.13%	01/31/2023	24,327,550
12,470,000	United States Treasury Note	2.75%	04/30/2023	12,599,754
Total U.S. Treasury Notes (Cost $37,351,762)				36,927,304

Municipal Bonds - 0.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	296,755
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,386,008
Total Municipal Bonds (Cost $1,524,536)				1,682,763

Shares/Par Value
Short-Term Investments - 1.4%
Money Market Funds - 1.0%
4,004,204	First American Government Obligations Fund - Class Z, 0.15%*			4,004,204
U.S. Treasury Bills - 0.4%
1,800,000	United States Treasury Bill, 04/14/2022, 0.12%†			1,799,896
Total Short-Term Investments (Cost $5,804,128)				5,804,100
Total Investments - 100.8% (Cost $439,396,688)				426,662,748
Liabilities in Excess of Other Assets - (0.8)%				(3,474,078)
NET ASSETS - 100.0%				$423,188,670

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $4,004,204 were categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, asset backed securities, U.S. Treasury Notes and Bills, and municipal bonds, with a total market value of $422,658,544 were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	31	06/30/2022	$6,655,133	$6,569,578	$(85,555)
U.S. Treasury Long Bond Futures	185	06/21/2022	28,671,075	27,761,563	(909,512)
U.S. Treasury Ultra Bond Futures	369	06/21/2022	67,789,066	65,359,125	(2,429,941)
			$103,115,274	$99,690,266	$(3,425,008)

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(81)	06/30/2022	$(9,616,684)	$(9,289,688)	$326,996
U.S. Treasury 10-Year Note Futures	(348)	06/21/2022	(44,066,953)	(42,760,500)	1,306,453
U.S. Treasury 10-Year Ultra Note Futures	(233)	06/21/2022	(32,480,430)	(31,564,219)	916,211
			$(86,164,067)	$(83,614,407)	$2,549,660

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.